Related Parties (Tables)	12 Months Ended
Dec. 31, 2024
Related Parties [Abstract]
Schedule of Loan Balances Outstanding

The loan balances outstanding for the year ended December 31, 2024, and 2023 are as follows:

	2024	2023
Related party loan—Pierre Schurmann(i)	-	8,890
Related party loan—Aury Ronan Francisco(ii)	-	977
Related party loan—José Mário(iii)	1,078	-
Total loans from related parties	1,078	9,867

(i)

From January 27, 2022, and March 28, 2022, Nuvini S.A. entered into four additional loan agreements with Schurmann. The first and second loan agreements were entered into on January 27, 2022, in the principal amount of R$0.5 million and R$0.3 million, respectively, each carrying an interest rate of 100% of CDI plus 3% per annum. The third loan agreement was entered into on February 1, 2022, with a principal amount of R$1.2 million, carrying an interest rate equal to 100% of CDI plus 3% per annum. The fourth loan agreement was entered into on March 29, 2022, with a principal amount of R$1.2 million, carrying an interest rate equal to 100% of CDI plus 3% per annum.

On April 28, 2022, Nuvini S.A. and Schurmann entered into a first consolidated amendment applicable to all the Related Party Loan Agreements in order to (i) condition the payment of the Related Party Loan Agreements to the achievement of a gross debt indicator/pro forma EBITDA less or equal to 3.5x for three consecutive semesters by Nuvini S.A., in connection with the Exposure Premium, as per deliberated in a general meeting of the debenture holders; and (ii) equalize the interest rates of all Related Party Loan Agreements in 100% of the CDI plus 8% per annum. In December 2022, all amounts payable under these loans, amounting to R$16.8 million, were converted into subscription rights with the same terms as those described in note 17.

On December 15, 2022, Nuvini S.A. entered into a loan agreement with Schurmann, in the principal amount of R$3.2 million with an interest rate of 10% per annum and 100% of CDI, and with a maturity of 16 months. Pursuant to the terms of this agreement, Schurmann was entitled to a premium in the equivalent of 15% of the principal loan amount. This amount was settled in Nvni Group Limited shares.

Nuvini S.A. entered into two loan agreements with Schurmann during 2023. The first agreement entered into on February 13, 2023, in the principal amount of R$3.3 million with interest of 10 % per year and 100% of CDI, and with a maturity of 12 months. The second agreement entered into on July 3, 2023, in the principal amount of R$1.0 million interest equivalent to 23.25% per year, and term date of October 25, 2023.

On October 30, 2024, all amounts payable under these loans, amounting to R$10.7 million, were converted into 1,629,180 Nuvini Holding Limited shares. As of December 31, 2024, Schurmann holds 44.1% of the issued shares.

(ii)	This loan was received on September 3, 2021, from Aury Ronan Francisco, former CFO, in the amount of R$3.7 million. On September 29, 2021, the Group paid R$3.0 million of the principal amount, with the remaining R$0.7 million outstanding and payable within 6 months. Interest on the outstanding loan is calculated using a fixed rate of 3% per annum. Per the terms of the agreement, once the balance is paid, the Company will also include a penalty of 2% of the total value of the loan. This loan was settled and paid by the Company as of December 31, 2024.

(iii)	On August 14, 2024, Nuvini S.A. entered into a loan agreement with Jose Mario, the Company’s Chief Operating Officer, in the principal amount of R$1.0 million with an interest equivalent to the SELIC rate plus rate of 10% per annum, and a 5% penalty on the value of the agreement if the loan payments become overdue. The loan agreement also provides for the right of conversion into shares for the value of the loan on the conversion date plus a 20% premium, at the discretion of lender. This loan remains unpaid as of December 31, 2024.

Schedule of Key Management Compensation

Key management compensation for the years ended December 31, 2024, 2023 and 2022 is summarized as follows:

	2024	2023	2022
Short-term compensation (including salary)	93	434	573
Short-term employee benefits	48	72	76
Termination benefits	-	62	-
Share-based compensation	17,134	16,685	9,007
Total	17,275	17,253	9,656